Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2011

Collection Period Start	1-Aug-11	Distribution Date	15-Sep-11
Collection Period End	31-Aug-11	30/360 Days	29
Beg. of Interest Period	15-Aug-11	Actual/360 Days	31
End of Interest Period	15-Sep-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	1,037,451,092.61	1,016,565,582.46	0.9642851
Total Securities		1,054,216,867.47	1,037,451,092.61	1,016,565,582.46	0.9642851
Class A-1 Notes	0.227950%	128,000,000.00	111,234,225.14	90,348,714.99	0.7058493
Class A-2a Notes	0.700000%	100,000,000.00	100,000,000.00	100,000,000.00	1.0000000
Class A-2b Notes	0.387220%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	20,885,510.15	21,834.20	163.1680480	0.1705797
Class A-2a Notes	0.00	56,388.89	0.0000000	0.5638889
Class A-2b Notes	0.00	83,359.86	0.0000000	0.3334394
Class A-3 Notes	0.00	284,006.67	0.0000000	0.8377778
Class A-4 Notes	0.00	57,935.56	0.0000000	0.9988890
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,885,510.15	503,525.18

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,845,235.26
Monthly Interest				5,024,260.58
Total Monthly Payments				17,869,495.84

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				303,675.19
Aggregate Sales Proceeds Advance				829,509.06
Total Advances				1,133,184.25

Vehicle Disposition Proceeds:
Reallocation Payments				558,957.99
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,689,128.18
Excess Wear and Tear and Excess Mileage				736.73
Remaining Payoffs				0.00
Net Insurance Proceeds				559,397.98
Residual Value Surplus				5,949.03
Total Collections				28,816,850.00

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	385,853.99			23
Involuntary Repossession	-			-
Voluntary Repossession	173,104.00			7
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		555,936.45		22
Customer Payoff			59,780.23	2
Grounding Dealer Payoff			7,127,106.95	295
Dealer Purchase			1,447,879.04	56
Total	558,957.99	555,936.45	8,634,766.22	405

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,667	1,146,933,430.38	7.00000%	1,037,451,092.61
Total Depreciation Received		(13,316,209.09)		(11,315,225.13)
Principal Amount of Gross Losses	(33)	(913,024.49)		(829,232.12)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(7)	(165,510.13)		(149,194.88)
Scheduled Terminations	(396)	(9,417,620.84)		(8,591,858.02)
Pool Balance - End of Period	45,231	1,123,121,065.83		1,016,565,582.46

Remaining Pool Balance
Lease Payment				394,642,272.86
Residual Value				621,923,309.60
Total				1,016,565,582.46

III. DISTRIBUTIONS

Total Collections					28,816,850.00
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					28,816,850.00

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					345,964.59
3. Reimbursement of Sales Proceeds Advance					219,492.44
4. Servicing Fee:
Servicing Fee Due					864,542.58
Servicing Fee Paid					864,542.58
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,429,999.61

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					21,834.20

Class A-1 Notes Monthly Interest Paid					21,834.20
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					56,388.89

Class A-2 Notes Monthly Interest Paid					56,388.89
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					83,359.86

Class A-2 Notes Monthly Interest Paid					83,359.86
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					284,006.67

Class A-3 Notes Monthly Interest Paid					284,006.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,935.56

Class A-4 Notes Monthly Interest Paid	57,935.56
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	503,525.18
Total Note and Certificate Monthly Interest Paid	503,525.18
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	26,883,325.21

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,885,510.15

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,885,510.15
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,997,815.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		10,735,927.40
Additional Cash Infusion		0.00
Reinvestment Income for the Period		259.49
Reserve Fund Available for Distribution		10,736,186.89
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,997,815.06
Gross Reserve Account Balance		16,734,001.95
Remaining Available Collections Released to Seller		920,748.94
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.79
Monthly Prepayment Speed		94%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	732,501.98
Securitization Value of Defaulted Receivables and Casualty Receivables	829,232.12	33
Aggregate Defaulted and Casualty Gain (Loss)	(96,730.14)
Pool Balance at Beginning of Collection Period	1,037,451,092.61
Net Loss Ratio	-0.0093%

Cumulative Net Losses for all Periods	0.0098%	103,491.29

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,132,524.03	101
61-90 Days Delinquent	375,426.75	18
91-120+ Days Delinquent	77,210.53	3
Total Delinquent Receivables:	2,585,161.31	122
60+ Days Delinquencies as Percentage of Receivables	0.04%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	385,853.99	2
Securitization Value	430,347.23
Aggregate Residual Gain (Loss)	(44,493.24)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	430,208.99	2
Cumulative Securitization Value	477,230.14
Cumulative Residual Gain (Loss)	(47,021.15)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		388,198.26
Reimbursement of Outstanding Advance		219,492.44
Additional Advances for current period		829,509.06
Ending Balance of Residual Advance		998,214.88

Beginning Balance of Payment Advance		730,775.98
Reimbursement of Outstanding Payment Advance		345,964.59
Additional Payment Advances for current period		303,675.19
Ending Balance of Payment Advance		688,486.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No